SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Accounting Policies [Abstract]
Number of Stock Options		6,723,582	5,230,398
Warrant Shares	15,688,668	1,800,505	2,473,245
Restricted Stock Units		726,019	0